Financial instruments (Details 24) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 18,098	$ 41,329
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,669	24,534
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	13,737	16,187
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,692	608
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	14,801	28,876
Up to 30 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,533	16,693
Up to 30 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	12,229	11,704
Up to 30 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,039	479
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,432	2,370
31 - 60 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	209	448
31 - 60 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	838	1,913
31 - 60 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	385	9
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	411	4,525
61 - 90 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	210	3,965
61 - 90 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	109	547
61 - 90 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	92	13
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	372	2,485
91 - 120 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	255	1,784
91 - 120 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	111	681
91 - 120 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	6	20
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	544	2,973
121 - 365 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	175	1,602
121 - 365 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	309	1,325
121 - 365 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	60	46
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	538	100
366 and more days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	287	42
366 and more days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	141	17
366 and more days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 110	$ 41